CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
(Loss) / profit before taxes	€ 1,382	€ 695	€ 1,454
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	693	665	587
Amortisation of intangible assets	89	62	52
Share-based payment expense	16	14	15
Finance costs, net	129	111	96
Income taxes paid	(306)	(273)	(270)
Changes in assets and liabilities, net of acquisition amounts:
(Increase)/decrease in trade and other receivables	(242)	208	5
(Increase)/decrease in inventories	(1)	34	(25)
Increase/(decrease) in trade and other payables	507	53	(63)
Increase/(decrease) in net payable receivable from related parties	8	(112)	59
(Decrease)/increase in provisions	(116)	43	(57)
Change in other operating assets and liabilities	(42)	(10)	51
Net cash flows from operating activities	2,117	1,490	1,904
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	(5,401)	0	0
Purchases of property, plant and equipment	(349)	(348)	(506)
Purchases of capitalised software	(97)	(60)	(96)
Proceeds from sales of property, plant and equipment	25	49	11
Net proceeds/(payments) of short term investments	198	0	0
Investments in equity instruments	(4)	(11)	(8)
Proceeds from sale of equity instruments	25	0	0
Other investing activity, net	(2)	0	0
Net cash flows used in investing activities	(5,605)	(370)	(599)
Changes from financing cash flows
Proceeds from borrowings, net	4,877	1,598	987
Changes in short-term borrowings	276	(221)	101
Repayments on third party borrowings	(950)	(569)	(625)
Payments of principal on lease obligations	(139)	(116)	(128)
Interest paid, net	(97)	(91)	(86)
Dividends paid	(638)	(386)	(574)
Purchase of own shares under share buyback programme	0	(129)	(1,005)
Exercise of employee share options	28	14	26
Transactions with non-controlling interests	(73)	0	0
Other financing activities, net	5	0	2
Net cash flows from / (used in) financing activities	3,289	100	(1,302)
Net change in cash and cash equivalents	(199)	1,220	3
Net effect of currency exchange rate changes on cash and cash equivalents	83	(13)	4
Cash and cash equivalents at beginning of period	1,523	316	309
Cash and cash equivalents at end of period	€ 1,407	€ 1,523	€ 316